Average Annual Total Returns - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund	Dec. 30, 2022
Fidelity International Discovery Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	11.26%
Past 5 years	13.55%
Past 10 years	10.45%
MS001
Average Annual Return:
Past 1 year	11.48%
Past 5 years	9.78%
Past 10 years	8.22%